Fees Summary	Dec. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,441,000
Previously Paid Amount	0.00
Total Fee Amount	373.72
Total Offset Amount	0.00
Net Fee	373.72
Narrative - Max Aggregate Offering Price	$ 2,441,000
Final Prospectus	true